Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 1,913,451	$ 19,554,198	$ 16,180,949
Other comprehensive (loss) / income:
Foreign currency translation	(108,416)	66,109	(292,218)
Total comprehensive income for the year	$ 1,805,035	$ 19,620,307	$ 15,888,731